Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Investment in Associates and Joint Ventures

	2021 $m	2020 $m
Cost
At 1 January	136	145
Additions	4	17
Share of losses	(8)	(14)
System Fund share of losses	(2)	(1)
Dividends and distributions	–	(7)
Exchange and other adjustments	2	(4)
At 31 December	132	136
Impairment
At 1 January	(55)	(35)
Charge for the year a	–	(23)
Exchange and other adjustments	–	3
At 31 December	(55)	(55)

Net book value	77	81

Analysed as:
Material associates	42	43
Other associates	35	38

a	In 2020, the $23m impairment charge was presented net of $4m gain on related put option (see note 6).

Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

31 December	2021 $m	2020 $m
Non-current assets	485	497
Current assets	38	32
Current liabilities	(32)	(19)
Non-current liabilities	(246)	(247)
Net assets	245	263
Group share of reported net assets at 19.9%	49	52
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(7)	(9)
Carrying amount	42	43

Year ended 31 December	2021 $m	2020 $m
Revenue	42	16
Loss from continuing operations and total comprehensive loss for the year	(24)	(52)
Group’s share of loss for the year, including the cost of funding owner returns	(5)	(13)

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures

	Associates			Joint ventures
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
(Losses)/profits from continuing operations and total comprehensive (loss)/income for the year	(3)	(3)	7	–	2	–